Commitments, Contingencies and Indemnifications (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Unfunded loan commitments
Loss Contingencies [Line Items]
Unfunded loan commitments related to loans, held at fair value	$ 36.6	$ 34.3